Summary of Significant Accounting Policies (Details) - Schedule of computation of diluted shares outstanding and all dilutive securities - shares	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	16,786,501	11,928,553
Stock Options [Member] | Common Stock Equivalents [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		60,638
Stock Warrants [Member] | Common Stock Equivalents [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	15,745,066	11,278,211
Convertible Debt [Member] | Common Stock Equivalents [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,041,435	589,704